OTHER NONCURRENT LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Employee related costs	$ 25,211	$ 108,926	$ 121,250